Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Gross accounts receivable	$ 1,102	$ 1,080
Allowance for credit losses	(28)	(26)
Net accounts receivable	1,074	1,054
Freight [Member]
Accounts receivable
Gross accounts receivable	877	869
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 225	$ 211